Subsequent events- Immunotek (Details) € in Thousands			1 Months Ended					4 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2025 USD ($) item	Jan. 02, 2025 USD ($) item	Feb. 28, 2025 Center	Feb. 03, 2025 EUR (€) item	Jan. 31, 2025 Center	Jul. 31, 2024 Center	Apr. 30, 2024 Center	Jul. 31, 2024 Center	Jan. 02, 2026 USD ($)	Dec. 31, 2024 EUR (€) contract	Dec. 31, 2023 EUR (€)	[1]	Dec. 31, 2022 EUR (€)	[1]	May 31, 2025	Feb. 03, 2025 USD ($) item	Jul. 01, 2024 EUR (€)	Jul. 01, 2024 USD ($)	Jun. 15, 2022 EUR (€)	Jun. 15, 2022 USD ($)	Jul. 31, 2021 USD ($)
Subsequent events
Group companies, associates and business units, total net cash amount | €										€ 285,872	€ 29,474		€ 1,533,264
Fair value of net assets acquired																			€ 83,366	$ 88,193,000
Number of lease contracts guaranteed | contract										5
Acquisition of plasma centers from ImmunoTek GH, LLC.
Subsequent events
Consideration																	€ 245,798	$ 265,858,000
Number of plasma centers acquired | Center								14
Fair value of net assets acquired | €										€ 0
Business combination | Acquisition of plasma centers from ImmunoTek GH, LLC.
Subsequent events
Consideration				€ 268,457												$ 281,316,000
Liabilities incurred																$ 69,343,084
Number of plasma centers acquired	6	8		14
Group companies, associates and business units, total net cash amount		$ 78,888,000
Interest rate on liabilities incurred in business combination				0.00%												0.00%
Fair value of net assets acquired																$ 0
Number of guarantees over lease contracts released | item	3
Number of guarantees over lease contracts yet to be released | item				2												2
Total number of guarantees over lease contracts | item		5
Remaining guarantees with an amount total																$ 20,000,000
Business combination | Acquisition of plasma centers from ImmunoTek GH, LLC. | Forecast
Subsequent events
Total number of plasma centers managed by entity															28
Group companies, associates and business units, total net cash amount									$ 62,428,000
ImmunoTek Bio Centers
Subsequent events
Number of plasma centers acquired | Center						7	7
Remaining guarantees with an amount total																					$ 50
ImmunoTek Bio Centers | Forecast
Subsequent events
Number of plasma centers acquired | Center			6		8
ImmunoTek Bio Centers | Business combination
Subsequent events
Expense for investment management fee	$ 7,000,000

[1]	Restated figures (Note 2.d)